Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance lease cost:
Amortization of right-of-use assets	$ 66	$ 31	$ 0
Interest on lease liabilities	12	8	0
Operating lease cost:
Fixed rent expense	602	567	561
Short-term lease cost	22	63	61
Net lease cost	702	669	622
Cost of Sales
Operating lease cost:
Net lease cost	0	0	0
General & Administrative Expenses
Operating lease cost:
Net lease cost	$ 702	$ 669	$ 622